Filed under Rule 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Columbia Focused Value Portfolio

(the “Portfolio”)

Supplement dated May 10, 2018 to the Summary Prospectus

dated July 28, 2017, as supplemented and amended to date

All information with respect to Kari Montanus, a portfolio manager of the Fund associated with Columbia Management Investment Advisers, LLC, is hereby deleted in its entirety.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.